CONSOLIDATED STATEMENTS OF EQUITY (FY) - USD ($) $ in Thousands	Total		Class V Shares	Class P Units	Class A	Class V	Total WM Technology, Inc. Stockholders' Equity	Total WM Technology, Inc. Stockholders' Equity Class V Shares	Total WM Technology, Inc. Stockholders' Equity Class P Units	Common Stock Class A	Common Stock Class A Class V Shares	Common Stock Class A Class P Units	Common Stock Class V	Common Stock Class V Class V Shares	Additional Paid-in Capital	Additional Paid-in Capital Class V Shares	Additional Paid-in Capital Class P Units	(Accumulated Deficit) Retained Earnings	Non-controlling Interests	Non-controlling Interests Class V Shares	Non-controlling Interests Class P Units	Members' Equity	Members' Equity Class P Units
Beginning balance (in shares) at Dec. 31, 2020										0			0
Beginning balance at Dec. 31, 2020							$ 0			$ 0			$ 0		$ 0			$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 30,423						9,570								9,570			0	20,853
Proceeds and shares issued in the Business Combination (in shares)										63,738,563			65,502,347
Proceeds and shares issued in the Business Combination	(84,721)						(19,119)			$ 6			$ 7		(20,118)			986	(44,928)			$ (20,674)
Issuance of common stock for acquisitions (in shares)										1,938,798
Issuance of common stock for acquisitions	29,312						12,722			$ 1					12,721				16,590
Net income (loss)	$ 152,218						60,383											60,383	76,757			15,078
Ending balance (in shares) at Dec. 31, 2021	129,240,910									65,677,361			65,502,347
Ending balance at Dec. 31, 2021	$ 131,940						63,556			$ 7			$ 7		2,173			61,369	68,384
Member's equity, beginning balance at Dec. 31, 2020	29,271																					29,271
Members' Equity [Abstract]
Distributions	(18,998)																		(888)			(18,110)
Repurchase of Class B Units	$ (5,565)																					(5,565)
Member's equity, ending balance at Dec. 31, 2021																						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds and shares issued in the Business Combination (in shares)					63,738,563
Ending balance (in shares) at Dec. 31, 2021	129,240,910									65,677,361			65,502,347
Ending balance at Dec. 31, 2021	$ 131,940						63,556			$ 7			$ 7		2,173			61,369	68,384
Member's equity, ending balance at Dec. 31, 2021																						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	25,160						22,862								22,862			0	2,298
Issuance of common stock - vesting of restricted stock units, net of shares withheld for employee taxes (in shares)										3,447,946
Issuance of common stock - vesting of restricted stock units, net of shares withheld for employee taxes	(13)						(6)								(6)				(7)
Issuance of common stock for acquisitions (in shares)										4,721,706
Issuance of common stock for acquisitions	28,725						12,836								12,836				15,889
Issuance of common stock - warrants exercised (in shares)										20
Issuance of common stock Unit exchange (in shares)											10,015,986	8,199,449		(10,015,986)
Issuance of common stock Unit exchange			$ 0					$ 8,993	$ 7,064		$ 2			$ (2)		$ 8,993	$ 7,064			$ (8,993)	$ (7,064)		$ 0
Impact of tax receivable agreement due to exchanges of Class A Units	14,064						14,064								14,064
Net income (loss)	(82,651)						(115,989)											(115,989)	33,338
Ending balance (in shares) at Dec. 31, 2022					92,062,468	55,486,361				92,062,468			55,486,361
Ending balance at Dec. 31, 2022	114,777						13,380			$ 9			$ 5		67,986			(54,620)	101,397
Members' Equity [Abstract]
Distributions	(2,448)																		(2,448)
Member's equity, ending balance at Dec. 31, 2022																						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	4,681						4,396								4,396				285
Issuance of common stock - vesting of restricted stock units, net of shares withheld for employee taxes (in shares)										475,510
Issuance of common stock - vesting of restricted stock units, net of shares withheld for employee taxes	0						0								0				0
Issuance of common stock Unit exchange (in shares)												35,488
Issuance of common stock Unit exchange				$ 0					62								62				(62)
Net income (loss)	(3,969)	[1],[2]					(2,475)											(2,475)	(1,494)
Ending balance (in shares) at Mar. 31, 2023										92,573,466			55,486,361
Ending balance at Mar. 31, 2023	115,239						15,363			$ 9			$ 5		72,444			(57,095)	99,876
Members' Equity [Abstract]
Distributions	(250)																		(250)
Beginning balance (in shares) at Dec. 31, 2022					92,062,468	55,486,361				92,062,468			55,486,361
Beginning balance at Dec. 31, 2022	114,777						13,380			$ 9			$ 5		67,986			(54,620)	101,397
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	14,901						14,385								14,385				516
Issuance of common stock - vesting of restricted stock units, net of shares withheld for employee taxes (in shares)										2,242,930
Issuance of common stock - vesting of restricted stock units, net of shares withheld for employee taxes	(6)						(6)								(6)
Issuance of common stock for acquisitions	0
Discharge of holdback obligation related to prior acquisition	(3,607)						(1,612)								(1,612)				(1,995)
Issuance of common stock Unit exchange (in shares)												77,655
Issuance of common stock Unit exchange									131								131				(131)		$ 0
Net income (loss)	(15,727)						(9,898)											(9,898)	(5,829)
Ending balance (in shares) at Dec. 31, 2023					94,383,053	55,486,361				94,383,053			55,486,361
Ending balance at Dec. 31, 2023	103,151						16,380			$ 9			$ 5		80,884			(64,518)	86,771
Member's equity, beginning balance at Dec. 31, 2022																						0
Members' Equity [Abstract]
Distributions	(7,187)																		(7,187)
Member's equity, ending balance at Dec. 31, 2023	103,151																					$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	3,175						3,115								3,115				60
Issuance of common stock - vesting of restricted stock units, net of shares withheld for employee taxes (in shares)										628,941
Issuance of common stock - vesting of restricted stock units, net of shares withheld for employee taxes	(2)						(2)								(2)
Issuance of common stock Unit exchange (in shares)												39,741
Issuance of common stock Unit exchange				$ 0					$ 59								$ 59				$ (59)
Net income (loss)	1,959						1,240											1,240	719
Ending balance (in shares) at Mar. 31, 2024					95,051,735	55,486,361				95,051,735			55,486,361
Ending balance at Mar. 31, 2024	106,828						$ 20,792			$ 9			$ 5		$ 84,056			$ (63,278)	86,036
Members' Equity [Abstract]
Distributions	$ (1,455)																		$ (1,455)

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.